INTANGIBLE ASSETS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 43,331,904	R$ 44,483,496
Additions	1,226,126	1,377,382
Write-offs, net	(16)	(3,376)
Net transfers	186,308	19,209
Amortization (Note 25)	(2,523,337)	(2,545,337)
Business combination (Note 1.c.2)		530
Balance at end of the period	42,220,985	43,331,904
Cost
INTANGIBLE ASSETS
Balance at beginning of the period	65,341,542
Balance at end of the period	66,743,503	65,341,542
Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(22,009,638)
Balance at end of the period	(24,522,518)	(22,009,638)
Software
INTANGIBLE ASSETS
Balance at beginning of the period	2,720,806	2,694,521
Additions	970,172	276,390
Write-offs, net	(16)	(7,427)
Net transfers	519,539	701,545
Amortization (Note 25)	(965,459)	(944,753)
Business combination (Note 1.c.2)		530
Balance at end of the period	R$ 3,245,042	2,720,806
Software | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%
Software | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	50.00%
Software | Estimated losses for impairment or obsolescence
INTANGIBLE ASSETS
Balance at beginning of the period	R$ (499)	(4,581)
Write-offs, net		4,051
Net transfers		31
Balance at end of the period	(499)	(499)
Software | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	15,125,532
Balance at end of the period	16,604,769	15,125,532
Software | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(12,404,726)
Balance at end of the period	(13,359,727)	(12,404,726)
Customer portfolio
INTANGIBLE ASSETS
Balance at beginning of the period	1,978,863	2,561,220
Amortization (Note 25)	(549,589)	(582,357)
Balance at end of the period	R$ 1,429,274	1,978,863
Customer portfolio | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	11.76%
Customer portfolio | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	12.85%
Customer portfolio | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 4,513,278
Balance at end of the period	4,513,278	4,513,278
Customer portfolio | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(2,534,415)
Balance at end of the period	(3,084,004)	(2,534,415)
Trademarks
INTANGIBLE ASSETS
Balance at beginning of the period	1,073,615	1,157,820
Amortization (Note 25)	(84,205)	(84,205)
Balance at end of the period	R$ 989,410	1,073,615
Trademarks | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	5.13%
Trademarks | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	66.67%
Trademarks | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 1,658,897
Balance at end of the period	1,658,897	1,658,897
Trademarks | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(585,282)
Balance at end of the period	(669,487)	(585,282)
Licenses
INTANGIBLE ASSETS
Balance at beginning of the period	13,969,606	14,897,968
Additions	6,647
Amortization (Note 25)	(920,116)	(928,362)
Balance at end of the period	R$ 13,056,137	13,969,606
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%
Licenses | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 20,237,572
Balance at end of the period	20,244,219	20,237,572
Licenses | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(6,267,966)
Balance at end of the period	(7,188,082)	(6,267,966)
Other intangible assets
INTANGIBLE ASSETS
Balance at beginning of the period	20,952	50,702
Additions		207
Net transfers	32,539	(24,297)
Amortization (Note 25)	(3,968)	(5,660)
Balance at end of the period	R$ 49,523	20,952
Other intangible assets | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%
Other intangible assets | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%
Other intangible assets | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	R$ 238,201
Balance at end of the period	270,741	238,201
Other intangible assets | Accumulated depreciation / amortization
INTANGIBLE ASSETS
Balance at beginning of the period	(217,249)
Balance at end of the period	(221,218)	(217,249)
Software under development
INTANGIBLE ASSETS
Balance at beginning of the period	506,140	63,425
Additions	249,307	1,100,785
Net transfers	(365,770)	(658,070)
Balance at end of the period	389,677	506,140
Software under development | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	506,140
Balance at end of the period	389,677	506,140
Goodwill
INTANGIBLE ASSETS
Balance at beginning of the period	23,062,421	23,062,421
Balance at end of the period	23,062,421	23,062,421
Goodwill | Cost
INTANGIBLE ASSETS
Balance at beginning of the period	23,062,421
Balance at end of the period	R$ 23,062,421	R$ 23,062,421